Discontinued Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Discontinued Operations [Line Items]
Operating income and gain from the food business	¥ 0	¥ 0	¥ 463	[1]
Income from discontinued operations	0	0	297
Subsidiary Food Business Unit | Discontinued Operations, Disposed of by Sale
Discontinued Operations [Line Items]
Operating income and gain from the food business			463
Assets	0	0	0
Liabilities	¥ 0	¥ 0	¥ 0

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2015 was net gain of ¥362 million.